Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
10. Income Taxes
The components of the Company’s provision for income taxes were as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Current:
Federal	$14,347	$19,389	$17,479
Foreign, state and local	4,353	3,448	2,725
Deferred:
Federal	10,939	7,068	7,495
Foreign, state and local	(405)	444	785
Provision for income taxes	$29,234	$30,349	$28,484

The Company’s income tax provision varied from the amounts calculated by applying the U.S. statutory income tax rate to the pretax income as shown in the following reconciliations (in thousands):

	Year Ended December 31,
	2015	2014	2013
Statutory federal rate	$27,033	$28,814	$27,118
Meals and entertainment	287	247	227
State income taxes — net of federal benefit	2,478	2,254	2,067
Earn out adjustments	(410)	(1,381)	(1,675)
Other	(154)	415	747
Total	$29,234	$30,349	$28,484

The Company recorded assets for refundable current federal and state income taxes of $11.8 million and $7.5 million at December 31, 2015 and 2014, respectively. These are classified in the consolidated balance sheets as a component of prepaid expenses and other current assets.
The tax rate effects of temporary differences that give rise to significant elements of deferred tax assets and deferred tax liabilities as of December 31 were as follows (in thousands):

	2015	2014
Current deferred income tax assets:
Accounts receivable	2,714	4,253
Accounts payable and accrued expenses	2,162	4,354
Total	$4,876	$8,607
Noncurrent deferred income tax assets (liabilities):
Net operating losses	$1,256	$758
Goodwill and intangible assets	(63,801)	(62,693)
Property and equipment	(42,304)	(32,996)
Deferred compensation	449	593
Total	$(104,400)	$(94,338)

The Company had $8.4 million and $11.0 million of current deferred tax assets and $3.5 million and $2.4 million of current deferred tax liabilities as of December 31, 2015 and 2014, respectively. The net current deferred income tax assets of $4.9 million as of December 31, 2015 and $8.6 million as of December 31, 2014 are classified as deferred income taxes in the consolidated balance sheet. The Company had $140.1 million and $103.1 million of noncurrent deferred tax assets and $244.5 million and $197.4 million of noncurrent deferred tax liabilities as of December 31, 2015 and 2014, respectively. The net noncurrent deferred income tax liability of $104.4 million as of December 31, 2015 and $94.3 million as of December 31, 2014 are classified in the consolidated balance sheets as a component of other long-term liabilities.
There were no unrecognized tax benefits recorded as of December 31, 2015 and 2014. It is the Company’s policy to recognize interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying consolidated statements of operations. Income tax related interest and penalties were immaterial as of December 31, 2015 and 2014. The Company is subject to federal and state tax examinations for all tax years subsequent to December 31, 2013. Although the pre-2013 years are no longer subject to examinations by the Internal Revenue Service ("IRS") and various state taxing authorities, net operating loss carryforwards generated in those years were used by the Company during 2014 and 2015 and may still be adjusted upon examination by the IRS or state taxing authorities if they were used after 2013 or will be used in a future period.